Current tax receivables, current tax liabilities and non-current liabilities (Tables)	18 Months Ended
Oct. 31, 2018
Current tax receivables, current tax liabilities and non-current liabilities [Abstract]
Current Tax Receivables	Current tax receivables
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Corporation tax		24,504		1,637

Current Tax Liabilities	Current tax liabilities
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Corporation tax		124,071		42,679

Non-Current Tax Liabilities	Non-current tax liabilities
	October 31, 2018		April 30, 2017
	$	’000	$	’000

Corporation tax		131,048		-